Common Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Summary of Common stock
At June 30, 2022, Apexigen has reserved the following shares of common stock for the following purposes:

Series A-1 convertible preferred stock outstanding, as converted	39,196,116
Series A-2 convertible preferred stock outstanding, as converted	12,625,343
Series B convertible preferred stock outstanding, as converted	14,218,546
Series C convertible preferred stock outstanding, as converted	79,090,623
Options issued and outstanding	33,755,492
Options available for future grants	9,048,183
Common stock warrants	102,998
Series A-2 preferred stock warrant	27,419

Total common stock reserved for issuance	188,064,720

At December 31, 2021, Apexigen has reserved the following shares of common stock for the following purposes:

Series A-1 convertible preferred stock outstanding, as converted	39,196,116
Series A-2 convertible preferred stock outstanding, as converted	12,625,343
Series B convertible preferred stock outstanding, as converted	14,218,546
Series C convertible preferred stock outstanding, as converted	79,090,623
Options issued and outstanding	34,522,687
Options available for future grants	8,671,812
Common stock warrants	102,998
Series A-2 preferred stock warrant	27,419

Total common stock reserved for issuance	188,455,544